Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

License Agreements

Licenses agreements as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
International license agreement	$450,008	$450,008
Total license agreements	450,008	450,008
Less accumulated amortization	(178,865)	(156,365)
	$271,143	$293,643

In November 2017, the Company executed a license agreement with a foreign entity to obtain and secure an exclusive license to certain technology, intellectual property, and data relating to the Company’s OneTest in exchange for $150,000 of certain up-front fees and $300,008 in Common Stock and ongoing royalty fees. In accordance with ASC 720-10-25-2.c, Topic 350-30-25-1, the Company recognized the $150,000 in up-front fees paid and the $300,000 in Common Stock as an Intangible Asset – License fee. It was determined at the execution of the license agreement that the technological foundation of the OneTest Standard product could be used to develop other revenue generating products, and as such, the fees were capitalized. Specifically, at acquisition, the Company identified multiple specific applications beyond the initial OneTest product development, including integration with the Company’s existing diagnostic platform to enhance sensitivity and specificity metrics, application of the core technology in at least two additional planned diagnostic products for different disease markers and adaptation of the underlying algorithms for use in the Company’s planned improvements to OneTest. The Company’s technical assessment completed in December 2017 confirmed that the technology’s modular architecture allows for adaptation across multiple biological testing environments as the technology includes foundational patents covering methodologies applicable to multiple diagnostic applications not limited to the initial use. The Company entered an exclusive license to the technology until the last patent included in the specified technology expires, or 20 years. The Company has amortized the license agreement over the term amounting to an accumulative amortization of $178,865 and $156,365 as of December 31, 2025 and 2024, respectively, and an amortization expense of $22,500 for the years ended December 31, 2025 and 2024.

In August 2022, the Company entered into a three-year agreement to obtain and secure an exclusive license to certain multi-cancer diagnostic testing technology that incorporates additional biomarkers that were not part of the Company’s initial OneTest product. This product is marketed as OneTest Premium. In addition to OneTest Premium, the license agreement provides access to other technology for tests that assess various chronic diseases such as immune function, cardiovascular function and diabetic propensity that utilizes measurement of additional biomarkers. The up-front license fee is $300,000 with one-half payable with the signing of the agreement serving as a prepaid royalty and the second half due after successfully completing the blinded US validation study and will serve as fees for technical and medical support including software integration and clinical training and support to American physicians. Additionally, the Company incurred $56,509 in equipment validation materials which have been expenses to research and development. Upon validation, the Company will pay future per-test royalty fees in the range of $12 – $25 per test.

On January 6, 2023, the Company entered into an option agreement to license certain proprietary technology from a leading cancer research institute for their in vitro diagnostics in the field of lung cancer blood-based predisposition evaluation tool. The initial six-month option costs the Company $70,000 and a portion of the patent fees. The agreement provides the potential for an exclusive license to the technology upon achievement of certain financing and partnership goals that need to be accomplished by early July 2023. The option agreement provides for up to three one-month extensions if needed upon mutual consent and additional option fees of $10,000 for each month extended. In accordance with ASC 720-10-25-2.c, Topic 350-30-25-1, the Company recognized the $70,000 in up-front option fee paid as an Intangible Asset – License fee since the technology once licensed will be deemed to provide a future benefit in its use to the Company by way of potential sales of LungSpot-lung cancer test. The initial up-front license fee of $70,000 will be amortized over the life of the final license agreement once finalized or expensed if a final agreement is not consummated. The agreement was not extended on July 6, 2023 and as a result, the $70,000 upfront fee was expensed to research and development costs as there was not alterative use for the license fee paid.

On February 14, 2025, the Company entered into a license agreement with Connecting Health Innovations (“CHI”), pursuant to which the Company was granted an exclusive license in North America for the data, algorithms, programs, software and intellectual property rights developed by Dr. Hébert or others employed by or under contract with CHI for which CHI has intellectual property rights that calculates or displays, for individuals who inflammatory biomarker levels have been measured, (i) a numerical score associated with chronic inflammation that is calculated based on the biomarker levels, and (ii) specific dietary changes that can be made to lower inflammatory biomarker levels and associated risk for multiple chronic diseases. The license is limited to use in connection with clinical laboratory tests for the levels of biomarkers of inflammation and does not include stand-alone portals, websites, apps, or software that are not integrated or marketed with a clinical laboratory test. In exchange for the license, the Company agreed to pay CHI (i) a license fee of $30,000 payable within ten (10) business days of incorporation of the licensed subject matter into the Company’s laboratory information statement and (ii) royalties in the amount of ten percent (10%) of net sales of OneTest for Longevity. The term of the license is for three (3) years and may be terminated by the Company upon thirty (30) days’ notice; provided that either party may terminate the license immediately in the event of a material breach if such breach is not cured within thirty (30) days of written notice thereof. The $30,000 upfront fee was expensed to research and development costs as there was not alterative use for the license fee paid.

Settlement Liability

In October 2025, the Company entered into a settlement agreement with a former employee to resolve all outstanding wage-related claims. Under the terms of the agreement, the Company agreed to pay $80,000 through a series of settlement payments. An initial payment was made within seven days of the execution of the agreement. The remaining payments are scheduled in five consecutive monthly installments beginning November 1, 2025 and concluding March 1, 2026. In accordance with ASC 450, the Company determined that the underlying obligation existed as of December 31, 2025 and therefore recorded and classified the settlement amount in the accompanying financial statements. Each monthly payment includes amounts allocated to wages, liquidated damages, and attorney fees in accordance with the settlement agreement.

As security for the installment terms, the Company executed a Confessed Judgment and Promissory Note contemporaneously with the agreement. The Confessed Judgment provides for remedies in the event of default; however, it remains unfiled and will be destroyed upon full satisfaction of all settlement payments. This is included within accrued liabilities.

Direct Listing

On July 9, 2025, the Company entered into an engagement letter (the “Maxim Engagement Letter”) with Maxim, pursuant to which the Company engaged Maxim to provide financial advisory and investment banking services in connection with the Company’s planned direct listing on a national securities exchange (the “Direct Listing”). As compensation for its services, on July 9, 2025, the Company issued 94,124 shares of common stock (equal to 0.75% of the Company’s outstanding common stock on a fully diluted basis as of the date of the engagement letter) to Maxim. The Company recorded deferred offering costs of $912,932 included in “other assets” as of December 31, 2025, which were measured based on the Company’s estimated common stock value as of the issuance date. In addition, Maxim will be entitled to a number of shares of common stock equal to 1% of the issued and outstanding common stock on a fully diluted basis upon the successful consummation of the Direct Listing. Maxim will also be entitled to an expense reimbursement for all reasonable, documented expenses incurred by Maxim in connection with its engagement up to $35,000. In addition, Maxim will be entitled to a cash advisory fee of $200,000 upon the closing of the Company’s first financing transaction post-completion of the Direct Listing. See also Note 12.

Additionally, pursuant to the terms of the Maxim Engagement Letter, for a period of 12 months beginning on the date that the registration statement relating to the Direct Listing is effective, the Company has granted Maxim the right of first refusal to act as exclusive underwriter and book running manager, exclusive placement or sales agent, or exclusive advisor, as applicable, to the Company in connection with any and all public offerings of the Company’s securities, private placements of the Company’s securities or other such financing during such 12 month period. Such right of first refusal is subject to the Company’s termination of the Maxim Engagement Letter for gross negligence, willful misconduct or an uncured material breach of the Maxim Engagement Letter.

Should the Company abandon the Direct Listing and instead pursue an initial public offering, Maxim would be entitled to a cash fee equal to 6% of the gross proceeds of such initial public offering and a warrant to purchase a number of shares of common stock equal to 5% of the number of shares sold in the initial public offering.

Preferred Purchase Agreement

On November 17, 2025, the Company entered a securities purchase agreement (the “Preferred Purchase Agreement”) with the Investor, pursuant to which the Company agreed to offer and sell to the Investor (i) up to $40,000,000 (the “Commitment Amount”), in shares of newly designated Series E Convertible Preferred Stock at a purchase price of $1,000 per share; (ii) 50,000 shares of Common Stock (the “Commitment Shares”); (iii) 475,000 shares of Common Stock (the “Pre-Delivery Shares”); and (iv) a warrant to purchase a number of shares of Common Stock equal to the Commitment Amount divided by the Nasdaq Price (the “Preferred Warrant”). Please see Note 12 for a description of the terms of the Series E Convertible Preferred Stock.

The Preferred Purchase Agreement provides for closings in multiple tranches. At the first closing, which occurred on November 17, 2025, the Company issued the Commitment Shares and the Pre-Delivery Shares to the Investor for a purchase price of $4,750. At the second closing, the Company will issue 5,000 shares of Series E Convertible Preferred Stock and the Preferred Warrant to the Investor for a purchase price of $5,000,000, provided that the Company has agreed to pay $25,000 to the Investor at such second closing to cover the Investor’s fees. The second closing is subject to certain conditions, including that the Initial Listing Date has occurred and that the Initial Registration Statement (as defined below) has been declared effective by the SEC. The second closing occurred on February 19, 2026 (see Note 12).

At any time and from time to time following the second closing and ending two (2) years thereafter, subject to the satisfaction of certain conditions set forth in the Preferred Purchase Agreement, which includes, among others, certain trading volume requirements, the Company may request that the Investor purchase additional shares of Series E Convertible Preferred Stock, at a purchase price of $1,000 per share, in an amount of no more than the Maximum Purchase Amount and no less than $250,000 by providing a written notice of such request to the Investor. “Maximum Purchase Amount” means $40,000,000 less the total Stated Value (as defined in Note 12) of all outstanding shares of Series E Convertible Preferred Stock plus accrued but unpaid interest held by the Investor as of the applicable measurement date (the “Preferred Share Outstanding Balance”).

Upon issuance, the Preferred Warrant may be exercised at any time on or after the Initial Listing Date and until the last calendar day of the month in which the nine-month anniversary thereof occurs at an exercise price equal to the Nasdaq Price (subject to standard adjustments for stock splits, stock dividends, recapitalizations and similar transactions) and may be exercised on a cashless basis if the Initial Registration Statement is not declared effective by the SEC within six (6) months from the issuance date of the Preferred Warrant. Notwithstanding the foregoing, the Preferred Warrant also contains a beneficial ownership limitation which provides that the Company will not effect any exercise, and the Investor will not have the right to exercise, any portion of the Preferred Warrant to the extent that, after giving effect to the exercise, the Investor (together with the Investor’s affiliates) would beneficially own in excess of 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares upon such exercise.

Pursuant to the Preferred Purchase Agreement, the Company agreed to file with the SEC within fifteen (15) days of the first closing, a registration statement on Form S-1 (the “Initial Registration Statement”) registering at least 5,050,000 shares of Common Stock for the resale of the Commitment Shares and the shares of Common Stock issuable upon exercise of the Preferred Warrant (see also Note 12). In addition, the Company agreed to file another registration statement on Form S-1 (the “Subsequent Registration Statement”) registering at least 10,000,000 shares of Common Stock for the resale of the Pre-Delivery Shares, the shares of Common Stock issuable upon conversion of the Series E Convertible Preferred Stock, and any other shares of Common Stock issuable pursuant to the Preferred Purchase Agreement. The Company agreed to use commercially reasonable efforts and take all necessary actions to cause the Subsequent Registration Statement to be declared effective by the SEC within ninety (90) days of the Initial Listing Date. If the Subsequent Registration Statement has not been declared effective by such date, then the Company agreed to pay a cash fee to the Investor equal to one percent (1%) of the Preferred Share Outstanding Balance on such ninetieth (90th) day and continue to pay in cash a fee equal to one percent (1%) of the Preferred Share Outstanding Balance for each thirty (30) days that the Subsequent Registration Statement is not declared effective until the date that is six (6) months from the Initial Listing Date.

Pursuant to the Preferred Purchase Agreement, the Company shall have the right, at any time after the earlier of: (i) the Investor owning 250 or fewer shares of Series E Convertible Preferred Stock and the unfunded Commitment Amount equaling zero, or (ii) the date that is three (3) years from the first closing (provided that the Company is not in default under the Certificate of Designation), to repurchase the Pre-Delivery Shares upon a written request delivered to the Investor at a purchase price of $0.01 for each such Pre-Delivery Share (as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions).

Pursuant to the Preferred Purchase Agreement and subject to certain exceptions described therein, at any time during the period beginning on the Initial Listing Date and ending on the date that is one (1) year thereafter, the Investor shall have the right to participate at its discretion in any debt or equity financing in an amount of up to twenty percent (20%) of the amount sold.

The Preferred Purchase Agreement also includes other customary representations, warranties and covenants, including a most favored nation provision, which provides that, so long as the Investor owns any shares of Series E Convertible Preferred Stock or the Preferred Warrant, upon the Company’s issuance of any security with any term or condition more favorable to the holder of such security or with a term in favor of the holder of such security that was not similarly provided to the Investor in the Transaction Documents (as defined in the Preferred Purchase Agreement), then the Company shall notify the Investor of such additional or more favorable term, which notice may be provided by means of a current report on Form 8-K or other filing with the SEC, and such term, at the Investor’s option, shall become a part of the Transaction Documents for the benefit of the Investor. The types of terms contained in another security that may be more favorable to the holder of such security include, but are not limited to, terms addressing fixed purchase prices, conversion discounts, conversion lookback periods, interest rates/preferred return rates, dividend rights, original issue discounts, floor prices, conversion prices, anti-dilution protection and exercise prices. Notwithstanding the foregoing, this provision shall not apply to certain exempt issuances set forth in the Preferred Purchase Agreement or to the issuance of debt securities.

The Company issued the 50,000 Commitment Shares valued at $571,000 based on the Company’s estimated common stock value as of the issuance date and as of December 31, 2025, recorded to deferred offering costs within “other assets” on the balance sheet.

Placement Agency Agreement

On November 18, 2025, the Company entered into a placement agency agreement (the “Placement Agreement”) with Maxim, pursuant to which the Company engaged Maxim to act as exclusive placement agent in connection with the offerings contemplated by the Note Purchase Agreement and the Preferred Purchase Agreement. As compensation for its services, the Company agreed to pay Maxim a cash fee equal to six percent (6%) of the gross proceeds received at each closing of each offering and a cash fee equal to four point five percent (4.5%) of the gross proceeds received from any exercise of the warrants issued in such offerings. In addition, the Company agreed to issue to Maxim and/or its designees at each closing of each offering warrants to purchase such number of shares of Common Stock that is equal to 5.0% of the aggregate number of shares of Common Stock issuable upon conversion of the notes and upon conversion of the shares of Series E Convertible Preferred Stock issued at each closing, as the case may be (the “Placement Agent Warrants”). The Placement Agent Warrants shall be immediately exercisable, shall have an exercise price equal to 120% of the conversion price of the notes or the shares of Series E Convertible Preferred Stock, as the case may be, shall have an expiration date of five (5) years from issuance and be in substantially the same form as the warrants issued in such offerings. The Company also agreed to reimburse Maxim at each closing for all of its reasonable expenses, including, without limitation, fees and disbursements of its counsel, incurred by it in connection with the offerings, up to an aggregate of $35,000. See also Note 12.